General (Tables)	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Results of Discontinued Operations

The results of the discontinued operations including prior periods’ comparable results, assets and liabilities which have been retroactively included in discontinued operations as separate line items in the statements of operations and balance sheets, are presented below:

	Year ended December 31,
	2017	2016	2015

Revenues	$1,729	$909	$790
Cost of sales	(909)	(698)	(626)
Operating expenses	(310)	(197)	(347)
Operating income (loss)	510	14	(183)
Finance income (expenses), net	5	(1)	4

Net income (loss)	515	13	(179)

Schedule of Major Classes of Assets and Liabilities Classified as Discontinued Operations

The major classes of assets and liabilities that were classified as discontinued operations were:

	Year ended December 31,
	2017	2016

Cash and cash equivalents	$267	$1,159
Trade receivables	1,200	244
Other accounts receivable and prepaid expenses	61	6
Inventories	940	845
Property, plant and equipment, net	319	266

Total assets of discontinued operations	2,787	2,520

Trade payables	4	54
Accrued expenses and other liabilities	324	211

Total liabilities of discontinued operations	$328	$265